Schedule of Deferred Tax Assets and Liabilities of Carryovers Subject to Expiration (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
1231 loss carryover	$ 798
Begin to Expire In - 1231 loss carryover	2024
Net capital loss carryover	$ 29,402
Begin to Expire In - Net capital loss carryover	2026
NOL carryover – Federal – indefinite life	$ 13,925,183
NOL carryover – Federal – subject to expiration	$ 23,207,997
Begin to Expire In - NOL carryover - Federal - subject to expiration	2027
NOL carryover - state	$ 36,494,174
Begin to Expire In - NOL carryover - state	2024
Charitable contributions carryover	$ 25,000
Begin to Expire In - Charitable contributions carryover	2027
General business credit carryover ESB*	$ 129,310	$ 129,310
Begin to Expire In - General business credit carryover ESB*	2030
General business credit carryover NonESB*	$ 1,920,911	$ 1,824,263
Begin to Expire In - General business credit carryover NonESB*	2026